Pension, Retiree Medical and Savings Plans (Estimated Amounts to be Amortized from Accumulated Other Comprehensive Loss into Benefit Expense in 2012 for Pension and Retiree Medical Plans) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 27, 2014	Dec. 29, 2012
United States Pension Plan of US Entity, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Payments for Defined Benefit Plan Settlement	$ 388	$ 405
Net loss	205
Prior service credit	(3)
Total	202
International
Defined Benefit Plan Disclosure [Line Items]
Net loss	74
Total	74
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(38)
Total	$ (38)